Organization (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 62,758	¥ 409,498	¥ 1,075,557	¥ 1,741,911
Restricted cash	30,029	195,940	1,140,819	1,619,937
Loans and advances, net	112,186	732,016	1,517,876
Deposits	81,848	534,058
Amounts due from related parties	2,354	15,360	24,052
Total current assets	335,499	2,189,133	4,199,636
Non-current assets:
Restricted cash				¥ 19,368
Long-term investments	2,080	13,574	13,574
Loans and advances, net			49,643
Property, equipment and software, net	5,773	37,672	59,783
Goodwill	0	0	5,812
Deferred tax assets	61,893	403,852	675,089
Total non-current assets	72,599	473,712	827,330
Total assets	408,098	2,662,845	5,026,966
Current liabilities:
Payable to institutional funding partners and online investors	6,664	43,480	289,026
Current account with online investors and borrowers	38,954	254,175	1,275,210
Income tax payable	37,186	242,638	237,102
Accrued expenses and other liabilities	56,094	366,020	397,406
Amounts due to related parties	789	5,146	29,050
Contract liabilities	24,990	163,057	271,741
Total current liabilities	164,677	1,074,516	2,499,535
Non-current liabilities:
Payable to institutional funding partners and online investors			51,444
Contract liabilities	2,948	19,237	198,282
Total non-current liabilities	2,948	19,237	249,726
Total liabilities	167,625	1,093,753	2,749,261
VIEs
Current assets:
Cash and cash equivalents	19,143	124,906	539,491
Restricted cash	30,029	195,940	1,140,819
Loans and advances, net	112,186	732,016	1,517,876
Prepaid expenses and other assets	44,709	291,725	438,842
Deposits	31,583	206,076
Amounts due from related parties	30,387	198,272	49,815
Total current assets	268,037	1,748,935	3,686,843
Non-current assets:
Long-term investments	2,043	13,333	13,333
Loans and advances, net			49,643
Prepaid expenses and other assets	2,644	17,252	23,429
Property, equipment and software, net	4,947	32,281	58,638
Goodwill			3,067
Deferred tax assets	61,893	403,852	675,089
Total non-current assets	71,527	466,718	823,199
Total assets	339,564	2,215,653	4,510,042
Current liabilities:
Payable to institutional funding partners and online investors	6,664	43,480	289,026
Current account with online investors and borrowers	38,954	254,175	1,275,210
Income tax payable	37,186	242,638	228,573
Accrued expenses and other liabilities	52,109	340,014	383,365
Amounts due to related parties	127,074	829,159	628,414
Contract liabilities	24,990	163,057	271,741
Total current liabilities	286,977	1,872,523	3,076,329
Non-current liabilities:
Payable to institutional funding partners and online investors			51,444
Contract liabilities	2,948	19,237	198,282
Total non-current liabilities	2,948	19,237	249,726
Total liabilities	$ 289,925	¥ 1,891,760	¥ 3,326,055